Report for the Calendar Year or Quarter Ended:	December 31, 2007
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		January 18, 2008

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$312,694

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
9245
164645
164645
164645
D
AMERICAN EXPRESS CO
COM
025816109
7397
142198
142198
142198
D
AMERICAN INTERNATIONAL GP
COM
026874107
11343
194560
194560
194560
D
APPLIED MATERIALS
COM
038222105
8024
451800
451800
451800
D
AT&T
COM
00206R102
640
15404
15404
15404
D
AUTOMATIC DATA PROCESSING
COM
053015103
8400
188640
188640
188640
D
BANK OF AMERICA CORP
COM
060505104
207
5016
5016
5016
D
BB&T CORP
COM
054937107
7519
245165
245165
245165
D
BOEING
COM
097023105
319
3650
3650
3650
D
CAPITAL SOUTHWEST CORP
COM
140501107
429
3625
3625
3625
D
CHEVRON-TEXACO CORP
COM
166764100
402
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
665
16821
16821
16821
D
CISCO SYSTEMS
COM
17275R102
6972
257544
257544
257544
D
CITIGROUP, INC.
COM
172967101
8133
276251
276251
276251
D
CONOCOPHILLIPS
COM
20825C104
13291
150518
150518
150518
D
CR BARD INC
COM
067383109
10081
106340
106340
106340
D
DENTSPLY INTERNATIONAL
COM
249030107
6311
140185
140185
140185
D
DIAGEO PLC
COM
25243Q205
8767
102143
102143
102143
D
DUPONT DE NEMOURS
COM
263534109
211
4778
4778
4778
D
EBAY
COM
278642103
7705
232150
232150
232150
D
EXXON MOBIL CORP
COM
30231G102
18409
196485
196485
196485
D
FED NAT'L MRTGE ASSN
COM
313586109
350
8750
8750
8750
D
FPL GROUP
COM
302571104
335
4937
4937
4937
D
GENERAL DYNAMICS CORP
COM
369550108
8151
91590
91590
91590
D
GENERAL ELECTRIC
COM
369604103
12084
325977
325977
325977
D
HORMEL
COM
440452100
9565
236280
236280
236280
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
8301
178625
178625
178625
D
INTERNATIONAL GAME TECH
COM
459902102
8596
195675
195675
195675
D
JOHNSON & JOHNSON
COM
478160104
11259
168797
168797
168797
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LOWE'S COMPANIES, INC.
COM
548661107
2767
122345
122345
122345
D
MCGRAW HILL CO'S
COM
580645109
7770
177365
177365
177365
D
MEDTRONIC INC
COM
585055106
10385
206575
206575
206575
D
MERCK & CO.
COM
589331107
348
5990
5990
5990
D
METROPOLITAN LIFE INS. CO
COM
59156R108
9603
155850
155850
155850
D
MICROSOFT
COM
594918104
10185
286083
286083
286083
D
NATIONAL CITY CORP
COM
635405103
177
10747
10747
10747
D
NESS ENERGY INTERNATIONAL
COM
64104P105
1
20000
20000
20000
D
NIGHTHAWK RADIOLOGY HLDGS
COM
65411N105
4814
228676
228676
228676
D
NIKE, INC.
COM
654106103
9307
144875
144875
144875
D
ORACLE CORPORATION
COM
68389X105
11098
491512
491512
491512
D
PEPSICO
COM
713448108
14339
188915
188915
188915
D
PFIZER INC
COM
717081103
1198
52702
52702
52702
D
PROCTER & GAMBLE
COM
742718109
15200
207028
207028
207028
D
ROYAL DUTCH SHELL
COM
780259206
345
4100
4100
4100
D
SABINE ROYALTY TRUST
COM
785688102
214
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
341
12800
12800
12800
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
9986
182895
182895
182895
D
STATE STREET CORP
COM
857477103
1477
18195
18195
18195
D
UNITED PARCEL SERVICE
COM
911312106
7824
110640
110640
110640
D
US BANCORP
COM
902973304
1051
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
779
37350
37350
37350
D
WAL-MART
COM
931142103
266
5590
5590
5590
S
REPORT SUMMARY
54
RECORDS
312694
0
OTHER MANAGERS